Unaudited Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	May 31, 2025 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 361,194	$ 2,830,527	$ 36,606
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,433	11,229	4,351
Provision for doubtful accounts	63,803	500,000	500,000
Amortization of right-of-use asset	31,608	247,700	434,250
Interest of lease liabilities	1,039	8,140	9,744
Deferred income tax	(10,528)	(82,500)	(82,500)
Change in operating assets and liabilities
Accounts receivable	(536,546)	(4,204,695)	(1,387,011)
Prepayments and other receivables	246,707	1,933,342	864,557
Right of use assets			(952,133)
Accruals and other payables	92,647	726,036	24,080
Contract liabilities			(128,401)
Operating lease liabilities	(32,647)	(255,840)	580,917
Taxes payables	3,613	28,311
Net cash (used in) provided by operating activities	222,323	1,742,250	(95,540)
CASH FLOWS FROM INVESTING ACTIVITIES:
Repayment of amount due from a director, net	956,104	7,492,605	2,694,991
Net cash provided by investing activities	956,104	7,492,605	2,694,991
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of interest expenses			(9,744)
Repayment of bank borrowings	(31,787)	(249,100)	(241,678)
Net cash used in financing activities	(31,787)	(249,100)	(251,422)
NON- CASH INVESTING ACTIVITY:
Investment in a subsidiary	(46,627)	(365,399)
EFFECT OF EXCHANGE RATE CHANGES	3,241	25,411
NET CHANGE IN CASH AND CASH EQUIVALENTS	1,103,254	8,645,767	2,348,029
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	8,609,375	67,468,223	63,535,847
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	9,712,629	76,113,990	65,883,876
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$ 3,784	$ 29,660	$ 35,870